Vanguard® Global Capital Cycles Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.1%)
Australia (2.6%)
[1]	BHP Group Ltd. ADR	536,939	25,531
	BHP Group Ltd.	694,144	16,544
			42,075
Brazil (5.3%)
	Lojas Renner SA	16,940,271	43,611
	Banco Bradesco SA ADR	16,825,119	41,390
			85,001
Canada (18.4%)
	Barrick Gold Corp.	6,736,714	128,267
	Nutrien Ltd.	571,941	32,629
	Teck Resources Ltd. Class B	805,988	27,391
	Intact Financial Corp.	123,228	27,367
*	Foran Mining Corp.	10,263,956	25,090
	Lundin Mining Corp.	2,255,840	18,458
	Sandstorm Gold Ltd.	1,755,815	15,271
	Agnico Eagle Mines Ltd.	128,290	15,084
*,1	Abaxx Technologies Inc.	755,600	5,563
			295,120
China (1.0%)
	Alibaba Group Holding Ltd.	1,082,348	16,160
France (5.0%)
	Societe Generale SA	1,056,707	55,096
	Engie SA	1,242,788	25,686
			80,782
Germany (0.9%)
	Rheinmetall AG	5,469	9,314
[1]	Hensoldt AG	72,760	5,637
			14,951
Indonesia (0.5%)
	Bank Negara Indonesia Persero Tbk. PT	31,446,431	7,924
Japan (2.3%)
	Panasonic Holdings Corp.	1,311,920	15,042
	Mitsubishi Estate Co. Ltd.	660,400	11,601
	SUMCO Corp.	1,471,100	10,145
			36,788
Mexico (2.7%)
	America Movil SAB de CV Class B	29,157,763	25,158
	Cemex SAB de CV ADR	3,062,918	18,898
			44,056
South Africa (0.9%)
	Anglo American Platinum Ltd.	414,763	14,203
South Korea (3.0%)
	Samsung Electronics Co. Ltd.	1,217,291	47,496
Sweden (0.7%)
*	Boliden AB	363,059	11,124
Switzerland (4.4%)
	Novartis AG (Registered)	373,666	42,619
[1]	Swatch Group AG	105,802	18,361
	Adecco Group AG (Registered)	399,849	10,407
			71,387
Taiwan (2.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	277,371	46,235

			Shares	Market Value ($000)
United Kingdom (28.9%)
		Anglo American plc	2,246,784	61,334
		Unilever plc	811,595	51,674
		Prudential plc	4,536,061	48,231
		Fresnillo plc	3,058,347	40,990
		British American Tobacco plc	775,722	33,789
		Rio Tinto plc ADR	567,573	33,714
		Haleon plc	6,026,994	30,327
		Tate & Lyle plc	3,825,631	28,512
		Babcock International Group plc	2,104,255	22,669
		Glencore plc	6,622,966	21,715
		Hammerson plc	6,298,113	21,249
		Shell plc	520,603	16,801
		Serco Group plc	7,311,944	16,781
		Hays plc	11,993,420	11,457
		Travis Perkins plc	1,344,761	10,038
		Reckitt Benckiser Group plc	128,757	8,311
		Pagegroup plc	1,908,238	6,882
				464,474
United States (16.6%)
		Wells Fargo & Co.	577,387	41,000
*		Antero Resources Corp.	1,017,305	35,433
		Pfizer Inc.	1,183,962	28,900
		Expand Energy Corp.	259,332	26,945
		Viper Energy Inc. Class A	562,121	22,670
*		First Solar Inc.	174,603	21,969
		American Electric Power Co. Inc.	181,851	19,702
		Marvell Technology Inc.	290,283	16,944
		Intel Corp.	834,352	16,770
*		NEXTracker Inc. Class A	327,621	13,305
*		Shoals Technologies Group Inc. Class A	3,116,917	11,252
*		Fluor Corp.	194,676	6,792
		Archer-Daniels-Midland Co.	116,864	5,580
				267,262
Total Common Stocks (Cost $1,367,925)				1,545,038
Preferred Stocks (1.1%)
		Raizen SA Preference Shares (Cost $27,649)	55,688,500	17,761
		Coupon
Temporary Cash Investments (6.0%)
Money Market Fund (6.0%)
[2,3]	Vanguard Market Liquidity Fund (Cost $97,213)	4.350%	972,239	97,214
Total Investments (103.2%) (Cost $1,492,787)				1,660,013
Other Assets and Liabilities—Net (-3.2%)				(52,240)
Net Assets (100%)				1,607,773
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,092.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $46,567 was received for securities on loan.
ADR—American Depositary Receipt.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	691,439	—	—	691,439
Common Stocks—Other	105,480	748,119	—	853,599
Preferred Stocks	17,761	—	—	17,761
Temporary Cash Investments	97,214	—	—	97,214
Total	911,894	748,119	—	1,660,013